INCOME TAX (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Valuation allowance against deferred tax assets	$ 6,038
Income tax benefit	$ 6,038	$ 0